Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40316
Entity Registrant Name	VectivBio Holding AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Aeschenvorstadt 36
Entity Address, Postal Zip Code	4051
Entity Address, City or Town	Basel
Entity Address, Country	CH
Title of 12(b) Security	Ordinary Shares, CHF 0.05 nominal value per share
Trading Symbol	VECT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	36,635,713
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001836379
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Aeschenvorstadt 36
Entity Address, Postal Zip Code	4051
Entity Address, City or Town	Basel
Entity Address, Country	CH
Contact Personnel Name	Luca Santarelli, M.D.
City Area Code	+41
Local Phone Number	615513030
Contact Personnel Email Address	luca.santarelli@vectivbio.com